Document and Entity Information	9 Months Ended
May 31, 2017
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	S-1/A
Document Period End Date	May 31, 2017
Amendment Flag	true
Amendment Description	Amendment No. 3
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA